Disclosure - Payables to third parties (Details Text) (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2015
Maximum [Member]
Payables to third parties, average settlement terms	30 months	30 months	30 months